CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2011
Convertible Debenture Disclosure [Abstract]
Convertible Debenture Disclosure [Text Block]

8. CONVERTIBLE DEBENTURES

On March 1, 2007, convertible debentures were issued to an investor as a working capital of $250,000 with advances secured by an unregistered three-year convertible debenture, which are due on February 28, 2010. Simple interest accrues at 6% per annum on the amount of principal outstanding. The debentures are convertible into common shares of the Company upon the Company completing its registration statement with the relevant securities commission. The principal amount of this note may be converted at a conversion price to US$1.00 per share, in whole or in part, by the Holder at any time until the note is repaid in full by the Company. In connection with the issuance of the convertible debenture, the investor also received 75,000 warrants which are exercisable at any time between March 1, 2007 and February 28, 2010 at a price of $1.30 per share.  Each warrant converts into one common stock of the Company.

In accordance with ASC 470-20 (formerly EITF No. 00-27), Debt with Conversion and Other Options, the Company recorded $29,046, $29,047 and $191,907 to the share purchase warrants, beneficial conversion feature and convertible debt, respectively.

On February 24, 2010, the Company issued 250,000 common shares at the price of US$1.00 to the holder of a convertible note for the conversion of the convertible note.